Leases, Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Right of use assets	$ 15,310		$ 17,988
Weighted-average remaining lease term of operating leases	6 years 1 month 6 days
Lease costs	$ 2,300	$ 900
Payment of lease cost related amounts	2,300	$ 1,200
Skillsoft and GK
Lessee, Lease, Description [Line Items]
Right of use assets	15,300
Lease liabilities	$ 15,200
Maximum
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	1 year
Minimum
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	12 years